CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common stock shares	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Southwest Gas Holdings, Inc.
Beginning balance (in shares) at Dec. 31, 2019		55,007,000
Beginning balance at Dec. 31, 2019		$ 56,637	$ 1,466,937	$ (56,732)	$ 1,039,072
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances (in shares)		2,186,000
Common stock issuances		$ 2,186	142,218
Foreign currency exchange translation adjustment				1,713
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax				(8,451)
FSIRS amounts reclassified to net income, net of tax	$ 2,467			2,467
Net income (loss)					232,324
Redemption value adjustments					(74,513)
Dividends declared					(128,905)
Ending balance (in shares) at Dec. 31, 2020		57,193,000
Ending balance at Dec. 31, 2020		$ 58,823	1,609,155	(61,003)	1,067,978	$ 2,674,953
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared per common share (in USD per share)	$ 2,280
Common stock issuances (in shares)		3,229,000
Common stock issuances		$ 3,229	219,298
Promissory notes in association with redeemable noncontrolling interest			(4,237)
Foreign currency exchange translation adjustment				20
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax				12,570
FSIRS amounts reclassified to net income, net of tax	$ 1,652			1,652
Net income (loss)					200,779
Redemption value adjustments	$ 12,016				(12,016)
Dividends declared					(142,428)
Ending balance (in shares) at Dec. 31, 2021	60,422,081	60,422,000
Ending balance at Dec. 31, 2021		$ 62,052	1,824,216	(46,761)	1,114,313	2,953,820
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared per common share (in USD per share)	$ 2,380
Common stock issuances (in shares)		6,697,000
Common stock issuances		$ 6,697	462,967
Foreign currency exchange translation adjustment				(6,133)
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax				8,236
FSIRS amounts reclassified to net income, net of tax	$ 416			416
Net income (loss)					(203,290)
Redemption value adjustments	$ (3,325)				3,325
Dividends declared					(167,279)
Ending balance (in shares) at Dec. 31, 2022	67,119,143	67,119,000
Ending balance at Dec. 31, 2022		$ 68,749	$ 2,287,183	$ (44,242)	$ 747,069	$ 3,058,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared per common share (in USD per share)	$ 2,480